Organizational structure (Details)	12 Months Ended
	Mar. 31, 2025
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
Aurigene Oncology Limited (formerly, Aurigene Discovery Technologies Limited)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Aurigene Pharmaceutical Services Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
beta Institut gemeinnutzige GmbH [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
betapharm Arzneimittel GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
Cheminor Employees Welfare Trust [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Cheminor Investments Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Chirotech Technology Limited (dissolved on September 18, 2024).
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%
Clean Renewable Energy KK 2A Private Limited (from July 31, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	26.99%	[3]
Dr. Reddy's (Beijing) Pharmaceutical Co. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's and Nestlé Health Science Limited (formerly, Dr. Reddy's Nutraceuticals Limited)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	51.00%
Dr. Reddy's Bio-Sciences Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Employees ESOS Trust [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Dr. Reddy's Farmaceutica Do Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Finland Oy (from December 20, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	Finland
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddys Formulations Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories (Australia) Pty. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories (EU) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories (UK) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Canada, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Chile SPA. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Chile
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Jamaica Limited (from September 25,2023)
Disclosure of subsidiaries [line items]
Country of Incorporation	Jamaica
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Japan KK [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Japan
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr Reddys Laboratories Kazakhstan LLP [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Kazakhstan
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories LLC, Ukraine
Disclosure of subsidiaries [line items]
Country of Incorporation	Ukraine
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Louisiana LLC (divested on March 21, 2025)
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories New York, LLC. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Philippines Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Romania Srl
Disclosure of subsidiaries [line items]
Country of Incorporation	Romania
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories SA [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Taiwan
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's New Zealand Limited. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	New Zealand
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Research Foundation [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Dr. Reddy's Srl
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Venezuela, C.A. (dissolved on June 5, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	Venezuela
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Denmark ApS (from October 4, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	Denmark
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Netherlands B.V. (formerly Dr.Reddy's Research and Development B.V.)
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
DRES Energy Private Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	26.00%	[4]
DRL Impex Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Idea2Enterprises (India) Pvt. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Imperial Owners and Land Possessions Private Limited (Formerly, Imperial Credit Private Limited) (entity under liquidation)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Industrias Quimicas Falcon de Mexico, S.A. de CV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Percentage of Direct/Indirect Ownership Interest	100.00%
Kunshan Rotam Reddy Medicine Company Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage of Direct/Indirect Ownership Interest	51.33%	[3],[5],[7]
Kunshan Rotam Reddy Pharmaceutical Co. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage of Direct/Indirect Ownership Interest	51.33%	[3],[7]
Lacock Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Cyprus
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Nimbus Health Gmbh [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
North Star OpCo Limited (from September 30, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[8]
North Star Sweden AB (from September 30, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	Sweden
Percentage of Direct/Indirect Ownership Interest	100.00%	[8]
Northstar Switzerland SARL (from September 30, 2024)
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
O2 Renewable Energy IX Private Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	26.00%	[3]
Promius Pharma LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Reddy Holding GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Reddy Netherlands B.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Reddy Pharma Iberia SAU
Disclosure of subsidiaries [line items]
Country of Incorporation	Spain
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Reddy Pharma Italia S.R.L. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Reddy Pharma SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Svaas Wellness Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%

[1]	Indirectly owned through Aurigene Oncology Limited (Formerly, Aurigene Discovery Technologies Limited).
[2]	Indirectly owned through Reddy Holding GmbH.
[3]	Accounted using equity method as per IAS 28, “Investment in Associates and Joint Ventures”.
[4]	Indirectly owned through Dr. Reddy’s Laboratories SA.
[5]	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.
[6]	Indirectly owned through Dr. Reddy’s Laboratories Inc.
[7]	Kunshan Rotam Reddy Pharmaceutical Co. Limited and Kunshan Rotam Reddy Medicine Company Limited are subsidiaries as per Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.
[8]	Indirectly owned through North Star Switzerland SARL.